UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05597

Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Municipal Income Opportunities Trust

NYSE: OIA

2	Letters to Shareholders

3	Trust Performance

3	Portfolio Management Update

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

17	Financial Statements

20	Notes to Financial Statements

26	Financial Highlights

27	Approval of Investment Advisory and Sub-Advisory Contracts

29	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Municipal Income Opportunities Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/18 to 8/31/18

Trust at NAV	3.36%
Trust at Market Value	8.81
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	5.82
Custom Invesco Municipal Income Opportunities Trust Index∎ (Style-Specific Index)	4.95
Lipper Closed-End High Yield Municipal Index♦ (Peer Group Index)	2.83

Market Price Premium to NAV as of 8/31/18	6.98

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco Municipal Income Opportunities Trust Index is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in the S&P Municipal Bond High Yield Index and 20% weight in the S&P Municipal Bond Investment Grade Index.

    The Lipper Closed-End High Yield Municipal Index is an unmanaged index considered representative of closed-end high yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Index consists of bonds in the S&P Municipal Bond Index that are rated investment grade.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Portfolio Management Update

    Effective June 28, 2018, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

    Mark Paris began managing the Trust in 2009 and has been associated with Invesco and/or its affiliates since 2010.

    John Connelly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since

2016. Mr. Connelly was employed at Raymond James & Associates in an investment management capacity from 1994 to 2015.

    Tim O’Reilly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since 2010.

    James Phillips began managing the Trust in 2009 and has been associated with Invesco and/or its affiliates since 2010.

    John Schorle began managing the Trust in 2018 and has been associated with Invesco and/or its affiliates since 2010.

    Julius Williams began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    Effective July 13, 2018, Robert Stryker is no longer a portfolio manager of the Trust.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Municipal Income Opportunities Trust

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–130.81%(a)
Alabama–2.72%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$1,000	$1,108,050
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	2,250	2,495,003
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB(c)	5.50%	01/01/2043	925	740,037
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(d)(e)	6.60%	10/01/2042	1,300	1,140,165
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.75%	10/01/2046	1,700	1,465,961
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.90%	10/01/2050	1,000	860,620
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	1,500	1,802,670
				9,612,506

American Samoa–0.21%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	734,670

Arizona–3.48%
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(f)	5.75%	07/01/2036	1,500	1,578,915
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,544,475
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/2032	1,000	1,040,130
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB(g)(h)	6.40%	07/01/2021	600	673,656
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.75%	07/01/2044	750	831,480
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	1,000	1,035,480
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2017, Education Facility RB(f)	5.00%	06/15/2052	1,500	1,509,630
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/2038	1,000	1,002,460
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	1,000	944,270
Tempe (City of) Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(f)	6.13%	10/01/2052	1,000	1,102,670
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/2043	1,000	1,055,880
				12,319,046

California–15.37%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,056,480
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(g)(h)	7.63%	01/01/2020	1,000	1,079,720
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	2,250	2,533,523
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(b)	5.25%	04/01/2040	500	655,110
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	3,000	3,791,220
Series 2014 U-6, RB(b)	5.00%	05/01/2045	3,000	3,893,130
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/2049	1,250	1,356,325
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	1,000	1,063,250
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(i)	5.00%	07/01/2037	1,000	1,057,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(f)(i)	7.00%	12/01/2027	$970	$949,902
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	695	721,042
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(g)(h)	7.25%	11/01/2021	1,000	1,169,780
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $755,000)(f)	6.75%	06/01/2045	755	772,886
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	750	750,188
Series 2006 A, Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2046	10,000	1,813,900
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	1,000	1,006,500
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	925	926,203
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	1,000	1,170,470
Golden State Tobacco Securitization Corp.;
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(j)	0.00%	06/01/2047	10,000	1,775,300
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2047	2,000	2,086,600
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,105	2,164,045
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2036	10,000	3,117,600
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, Sub. RB(b)(i)(k)	5.25%	05/15/2048	3,000	3,481,830
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB(g)(h)	7.00%	08/01/2021	1,000	1,151,600
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(i)	5.55%	07/01/2028	285	282,426
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds(j)	0.00%	08/01/2039	8,000	3,546,000
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB(g)(h)	6.25%	10/01/2018	1,000	1,003,480
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	1,000	1,106,150
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB(g)(h)	7.00%	02/01/2021	1,400	1,581,230
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(j)	0.00%	08/01/2037	5,000	1,850,950
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2036	2,000	747,640
Series 2007 A, Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2041	5,000	1,393,000
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2044	18,085	567,326
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	1,000	1,004,230
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB(g)(h)	6.88%	12/01/2021	1,500	1,746,150
				54,372,406

Colorado–8.36%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	750	727,230
Brighton Crossing Metropolitan District No. 4; Series 2017 A, Limited Tax GO Bonds	5.00%	12/01/2037	525	540,703
Broomfield (City and County of) Midcities Metropolitan District No. 2; Series 2016 B, Ref. Sub. Special Limited Tax GO Bonds	7.75%	12/15/2046	1,945	1,939,457
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/2038	1,185	1,193,567
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	1,000	1,020,660
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/2035	3,000	3,393,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(f)	6.25%	12/01/2050	$1,000	$1,059,480
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB(g)(h)	6.25%	11/15/2020	1,000	1,093,710
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	1,000	1,044,620
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB(b)(i)	5.25%	12/01/2043	3,000	3,453,930
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	500	522,850
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, Sub. Special RB	7.75%	12/15/2047	700	715,841
Leyden Rock Metropolitan District No. 10; Series 2016 B, Sub. Limited Tax GO Bonds	7.25%	12/15/2045	500	497,985
North Range Metropolitan District No. 2 Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	1,000	1,008,140
Solaris Metropolitan District No. 3 Series 2016 B, Ref. Sub. Limited Tax GO Bonds	7.00%	12/15/2046	1,000	989,850
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2047	2,085	2,221,380
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, Sr. Limited Tax GO Bonds	5.00%	12/01/2037	1,500	1,494,375
Sterling Ranch Community Authority Board; Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2038	2,000	2,036,300
Tallyns Reach Metropolitan District No. 3; Series 2016 A, Sub. Limited Tax GO Bonds	6.75%	11/01/2038	1,220	1,222,647
University of Colorado; Series 2013 A, Enterprise RB(b)(g)(h)	5.00%	06/01/2023	3,000	3,394,740
				29,570,525

Connecticut–0.41%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $2,955,000)(c)(f)	5.13%	10/01/2036	2,955	945,600
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.75%	01/01/2043	500	519,215
				1,464,815

District of Columbia–1.63%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,031,670
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	1,335	1,387,746
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	3,000	3,347,520
				5,766,936

Florida–7.14%
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	961,191
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,108,840
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB(f)	7.00%	12/01/2045	1,000	1,047,150
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	8.25%	05/15/2049	1,200	1,201,608
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(g)(h)	7.25%	10/01/2021	1,000	1,154,370
Florida Development Finance Corp. (Brightline Passenger Rail); Series 2017, Surface Transportation Facilitiy RB(f)(g)(i)	5.63%	01/01/2028	1,000	1,044,890
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB(f)	6.13%	06/15/2043	1,000	1,039,600
Series 2015, Educational Facilities RB(f)	6.13%	06/15/2046	1,000	1,039,450
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,068,620
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,202,292
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	1,500	1,664,880
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(j)	0.00%	10/01/2042	7,900	2,836,969
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(b)(i)	5.00%	10/01/2047	3,000	3,329,880
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)(g)(h)	5.00%	05/01/2024	3,000	3,452,940
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	860,257
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(f)	10.00%	12/28/2021	1,000	1,165,900
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(g)(h)	6.00%	08/01/2020	1,000	1,077,920
				25,256,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.97%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	$1,000	$1,090,830
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(g)(h)	7.38%	01/01/2019	1,000	1,018,740
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	2,490	2,789,921
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/2040	1,000	1,058,700
Rockdale (County of) Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(f)(i)	4.00%	01/01/2038	1,000	1,008,490
				6,966,681

Hawaii–0.57%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB(g)(h)	8.75%	11/15/2019	905	971,590
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	1,000	1,035,560
				2,007,150

Idaho–0.79%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,133,350
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,649,296
				2,782,646

Illinois–13.33%
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	1,750	1,751,382
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,455	1,440,930
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.75%	12/01/2032	1,859	1,868,221
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,500	1,537,830
Chicago (City of) Metropolitan Water Reclamation District;
Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	3,000	3,290,610
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	2,250	2,469,375
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/2049	3,000	3,316,590
Chicago (City of);
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	1,250	1,335,037
Series 2009 C, Ref. Unlimited Tax CAB GO Bonds(j)	0.00%	01/01/2031	5,020	2,904,572
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	1,030	1,034,460
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,500	1,700,265
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	1,000	1,020,730
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	1,000	1,079,300
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB(f)	6.00%	12/01/2045	1,000	1,021,050
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,240
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,500,570
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,048,630
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	150	7,470
Series 2016 A, RB	6.24%	05/15/2038	140	134,621
Series 2016 A, RB	6.33%	05/15/2048	500	489,465
Series 2016 A, RB	6.44%	05/15/2055	850	838,126
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	1,000	1,059,700
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,090,850
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	500	523,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	$435	$462,266
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	500	530,470
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	3,000	3,306,540
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	851,911
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. Conv. CAB RB(d)	4.70%	12/15/2037	1,000	562,940
Series 2017 B, Ref. Conv. CAB RB(d)	4.95%	12/15/2047	3,900	2,193,945
Illinois (State of); Series 2017 D, Unlimited Tax GO Bonds(b)(k)	5.00%	11/01/2023	3,000	3,188,610
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	870	882,311
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB(g)(h)	8.50%	06/01/2021	1,000	1,172,940
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,038,570
				47,154,207

Indiana–1.69%
Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(f)	6.88%	01/15/2052	250	269,300
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/2047	515	517,972
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2039	1,000	1,031,790
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/2040	2,250	2,492,213
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	500	483,940
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(i)	7.00%	01/01/2044	1,000	1,171,200
				5,966,415

Iowa–3.27%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB(l)	7.25%	06/01/2035	1,000	1,039,630
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,000	1,026,470
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	3,000	3,203,220
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	750	749,970
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	700	706,510
Series 2005 C, Asset-Backed RB	5.38%	06/01/2038	1,125	1,135,901
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,000	1,010,340
Series 2005 D, Asset-Backed CAB RB(j)	0.00%	06/01/2046	8,400	1,491,168
Series 2005 E, Asset-Backed CAB RB(j)	0.00%	06/01/2046	10,000	1,203,700
				11,566,909

Kansas–0.94%
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	1,000	1,073,420
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	1,000	1,092,540
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2038	1,115	1,169,958
				3,335,918

Kentucky–0.86%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB(g)(h)	7.38%	05/15/2021	1,000	1,142,250
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.88%	07/01/2046	2,000	1,893,700
				3,035,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.77%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	$750	$812,190
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	829,845
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(f)	6.38%	12/01/2034	1,000	1,041,930
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(b)(i)	5.00%	01/01/2048	3,250	3,564,730
				6,248,695

Maine–0.30%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,075,400

Maryland–0.60%
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB(f)	7.13%	07/01/2043	995	1,069,963
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	1,000	1,037,640
				2,107,603

Massachusetts–2.67%
Massachusetts (Commonwealth of); Series 2018 D, Limited Tax GO Bonds(b)	4.00%	05/01/2041	3,000	3,114,420
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	505	660,368
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2057	1,500	1,593,195
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(g)(h)	6.88%	01/01/2021	600	669,078
Series 2011 I, RB	6.88%	01/01/2041	400	441,996
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(e)	5.50%	08/01/2030	960	1,214,016
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	1,500	1,763,130
				9,456,203

Michigan–1.85%
Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	5.75%	10/01/2045	635	634,968
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	1,200	1,186,104
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/2039	1,000	1,084,030
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	631,476
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,280	2,290,739
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	1,000	703,400
				6,530,717

Minnesota–3.26%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB(g)(h)	7.00%	11/01/2019	1,000	1,067,890
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	1,000	1,106,860
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(g)(h)	6.75%	11/15/2018	1,500	1,515,300
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	1,000	1,133,080
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB(g)(h)	7.38%	12/01/2019	1,000	1,067,960
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/2025	1,000	1,022,450
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/2047	1,000	1,035,090
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB(g)(h)	7.00%	09/01/2019	700	735,378
West St. Paul (City of) (Walker Westwood Ridge Campus); Series 2017, Ref. Housing & Health Care Facilities RB	5.00%	11/01/2049	2,750	2,858,735
				11,542,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.18%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	$620	$621,215

Missouri–1.23%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2027	750	341,520
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB(g)(h)	6.75%	10/01/2018	1,000	1,003,750
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB(g)(h)	8.25%	05/15/2020	1,000	1,105,350
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, Educational Facilities RB(f)	4.25%	12/01/2042	1,000	964,660
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	920	928,869
				4,344,149

Nebraska–0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB(g)(h)	6.75%	06/01/2020	1,000	1,082,890

Nevada–1.27%
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, Limited Tax GO Bonds(b)	5.00%	05/01/2048	3,000	3,435,120
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(g)(h)	8.00%	06/15/2019	700	733,733
Reno (City of), Nevada (ReTRAC–Reno Transportation Rail Access Corridor); Series 2018 C, Ref. Sub. CAB Sales Tax RB(f)(j)	0.00%	07/01/2058	3,000	335,700
				4,504,553

New Hampshire–0.57%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(g)(h)	6.88%	10/01/2019	910	954,017
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,077,600
				2,031,617

New Jersey–2.39%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,045,540
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(i)	5.25%	09/15/2029	1,000	1,086,790
Series 2012, Special Facility RB(i)	5.75%	09/15/2027	1,000	1,102,790
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(f)	6.30%	10/01/2049	1,200	1,225,356
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	911,030
New Jersey (State of) Transportation Trust Fund Authority; Series 2008 A, Transportation System CAB RB(j)	0.00%	12/15/2035	3,000	1,381,230
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	1,500	1,708,290
				8,461,026

New Mexico–0.30%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	1,000	1,043,190

New York–14.86%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(j)	0.00%	07/15/2035	1,475	761,454
Series 2009, PILOT CAB RB(j)	0.00%	07/15/2046	10,000	3,106,900
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB(b)	5.00%	02/15/2042	2,250	2,549,363
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,125	1,191,938
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	500	530,140
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	405	68,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(i)	5.00%	10/15/2027	$1,700	$1,837,003
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(i)	5.00%	10/15/2028	1,300	1,404,767
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	2,250	2,603,138
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(i)	5.75%	10/01/2036	2,000	2,018,500
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(e)	5.00%	01/01/2039	500	506,055
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	3,000	3,290,880
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	2,400	2,644,296
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	6,000	6,533,880
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds(b)	5.00%	08/01/2038	2,250	2,545,943
New York (Counties of) Tobacco Trust V; Series 2005 S-2, Sub. Pass Through CAB RB(j)	0.00%	06/01/2050	8,100	1,131,084
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,000	2,200,080
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	3,000	3,373,560
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(b)	5.00%	03/15/2041	3,000	3,343,950
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. Liberty RB(f)	7.25%	11/15/2044	1,000	1,185,720
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,000	1,049,430
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(b)(i)(k)	5.00%	07/01/2046	1,750	1,868,090
Triborough Bridge & Tunnel Authority; Series 2017 A, General RB(b)	5.00%	11/15/2047	4,170	4,738,955
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	2,000	2,052,540
				52,536,527

North Carolina–1.51%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(b)	5.00%	10/01/2055	3,000	3,361,440
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	750	837,570
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB(g)(h)	7.75%	03/01/2021	1,000	1,139,980
				5,338,990

North Dakota–0.28%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	1,000	1,000,430

Ohio–5.17%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	1,000	1,004,590
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	3,140	3,159,907
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	2,000	2,041,460
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	1,000	1,046,070
Series 2007 B, First Sub. Asset-Backed CAB RB(j)	0.00%	06/01/2047	34,540	2,956,279
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.75%	01/01/2044	1,000	1,039,620
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2057	2,000	2,189,140
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	600	605,106
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	955	1,085,434
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	1,000	1,058,720
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,037,440
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(f)	6.38%	01/15/2051	1,000	1,044,990
				18,268,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.64%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB(c)	6.00%	01/01/2032	$1,000	$682,070
Series 2013, Ref. Continuing Care Retirement Community RB(c)	5.75%	01/01/2037	1,000	681,230
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	1,000	1,133,470
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.–Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2047	1,750	1,724,643
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	7.00%	11/01/2051	1,000	500,000
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB(g)(h)	7.25%	05/01/2020	1,000	1,087,270
				5,808,683

Pennsylvania–3.79%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	880	922,460
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	965	997,395
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,013,730
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(g)(h)	6.63%	12/01/2021	1,000	1,148,050
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	3,000	3,331,110
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(i)	6.00%	06/01/2031	1,000	999,990
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(b)	5.00%	06/15/2021	3,000	3,078,450
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	849,765
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(f)	6.75%	06/15/2043	1,000	1,044,380
				13,385,330

Puerto Rico–2.49%
Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	500	506,160
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,000	1,012,480
Series 2005 A, Tobacco Settlement Asset-Backed RB(j)	0.00%	05/15/2050	27,000	3,361,770
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2037	495	321,131
Series 2007 VV, Ref. RB(INS–NATL)(e)	5.25%	07/01/2035	1,000	1,070,730
Series 2010 XX, RB(c)	5.25%	07/01/2040	2,300	1,492,125
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS–NATL)(e)	6.00%	07/01/2024	1,000	1,034,000
				8,798,396

Tennessee–0.86%
Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	1,000	1,026,710
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	1,100	1,050,973
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(g)(h)	9.25%	04/01/2019	930	969,572
				3,047,255

Texas–7.79%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	800	824,624
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	1,000	1,053,460
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB(g)(h)	6.75%	01/01/2021	1,000	1,108,670
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB(g)(h)	6.25%	12/01/2020	1,000	1,095,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB(c)	7.75%	11/15/2044	$1,000	$10
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(i)	6.63%	07/15/2038	1,000	1,090,300
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(g)(h)	6.88%	05/15/2021	1,000	1,129,190
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(g)(h)	6.25%	08/15/2019	1,000	1,041,760
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	750	775,672
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB(f)(i)	6.50%	12/01/2033	1,000	983,760
Mission Economic Development Corp. (Natgasoline); Series 2016 B, Sr. Lien RB(f)(i)	5.75%	10/01/2031	1,000	1,031,410
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	1,000	1,052,770
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.50%	11/15/2052	1,500	1,520,595
North Texas Tollway Authority; Series 2011 B, Special Project System CAB RB(g)(h)(j)	0.00%	09/01/2031	7,000	3,009,230
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(f)(g)(i)	7.25%	02/13/2020	1,500	1,560,645
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB(c)	6.15%	11/15/2049	978	1,370
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	6.00%	09/15/2046	490	473,252
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(c)(i)	8.00%	07/01/2038	990	297,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living — Ventana); Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,000	1,107,950
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2052	1,000	1,092,300
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, Retirement Facility RB(c)	4.63%	11/15/2041	485	337,191
Series 2017 A, Retirement Facility RB(c)	4.88%	11/15/2048	1,000	693,900
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	860	847,487
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	1,000	1,080,060
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,000	1,058,120
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(i)	6.75%	06/30/2043	1,000	1,162,990
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB(g)(h)	7.13%	02/15/2020	1,000	1,074,830
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(g)(h)	7.00%	11/01/2020	805	891,819
Series 2010, RB	7.00%	11/01/2030	150	158,696
				27,554,161

Utah–1.25%
Salt Lake City (City of); Series 2017 A, Airport RB(b)(i)	5.00%	07/01/2042	3,000	3,358,230
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,052,050
				4,410,280

Virginia–0.58%
Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,000	1,045,370
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	1,000	1,010,150
				2,055,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–3.31%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	$1,000	$1,030,690
King (County of) Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,007,390
King (County of); Series 2011 B, Ref. Sewer RB(b)(g)(h)	5.00%	01/01/2021	3,000	3,218,010
Washington (State of) Conventional Center Public Facilities District; Series 2018, RB(b)	5.00%	07/01/2048	3,000	3,384,480
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(g)(h)	7.00%	07/01/2019	1,000	1,042,640
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(g)(h)	7.38%	03/01/2019	1,200	1,233,432
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(f)	7.00%	07/01/2050	740	800,606
				11,717,248

West Virginia–1.05%
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	1,000	1,061,330
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(f)	5.75%	06/01/2043	1,000	1,046,000
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(f)(i)	7.25%	02/01/2036	750	722,715
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/2038	1,000	891,047
				3,721,092

Wisconsin–6.79%
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(f)	5.00%	03/01/2037	760	818,893
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	3,000	3,378,660
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(g)(h)	6.38%	02/15/2019	1,500	1,531,440
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB(g)(h)	7.63%	09/15/2019	1,000	1,059,890
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB	5.88%	08/01/2042	1,000	1,010,160
Series 2013, RB	7.00%	08/01/2043	1,025	1,073,718
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(f)	6.85%	10/01/2047	2,000	1,967,680
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB(f)	7.00%	12/01/2050	2,000	2,315,340
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB(f)	6.85%	11/01/2046	1,000	1,031,330
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, Educational Facility RB(f)	6.13%	02/01/2048	1,000	1,009,400
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	1,000	1,142,270
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(b)	5.00%	03/01/2046	3,000	3,302,490
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB(i)	7.25%	06/01/2035	1,500	1,541,430
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,582,035
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	710,336
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/2042	500	531,857
				24,006,929
TOTAL INVESTMENTS IN SECURITIES(m)–130.81% (Cost $441,257,570)				462,613,135
FLOATING RATE NOTE OBLIGATIONS–(24.42)%
Notes with interest and fee rates ranging from 2.03% to 2.48% at 08/31/2018 and contractual maturities of collateral ranging from 06/15/2021 to 11/15/2057 (See Note 1J)(n)				(86,365,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.45%)				(29,903,164)
OTHER ASSETS LESS LIABILITIES–2.06%				7,309,854
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$353,654,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Opportunities Trust

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $6,191,664, which represented 1.75% of the Trust’s Net Assets.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $43,254,186, which represented 12.23% of the Trust’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)	Zero coupon bond issued at a discount.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Security subject to crossover refunding.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Trust’s investments with a value of $141,537,810 are held by TOB Trusts and serve as collateral for the $86,365,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2018

Revenue Bonds	76.9%
Pre-Refunded Bonds	11.8
General Obligation Bonds	11.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $441,257,570)	$462,613,135
Cash	1,575,179
Receivable for:
Investments sold	1,355,000
Interest	6,210,321
Investment for trustee deferred compensation and retirement plans	70,083
Other assets	55,154
Total assets	471,878,872

Liabilities:
Floating rate note obligations	86,365,000
Variable rate muni term preferred shares ($0.01 par value, 300 shares issued with liquidation preference of $100,000 per share)	29,903,164
Payable for:
Dividends	1,590,092
Accrued interest expense	63,978
Accrued trustees’ and officers’ fees and benefits	3,565
Accrued other operating expenses	80,462
Trustee deferred compensation and retirement plans	217,786
Total liabilities	118,224,047
Net assets applicable to shares outstanding	$353,654,825

Net assets applicable to common shares consist of:
Shares of beneficial interest	$348,549,708
Undistributed net investment income	1,978,937
Undistributed net realized gain (loss)	(18,229,385)
Net unrealized appreciation	21,355,565
$353,654,825

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,513,857
Net asset value per common share	$7.44
Market value per common share	$7.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$11,985,790

Expenses:
Advisory fees	1,274,698
Administrative services fees	43,487
Custodian fees	4,067
Interest, facilities and maintenance fees	1,298,156
Transfer agent fees	15,076
Trustees’ and officers’ fees and benefits	10,888
Registration and filing fees	23,120
Reports to shareholders	18,087
Professional services fees	89,401
Other	28,507
Total expenses	2,805,487
Net investment income	9,180,303

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	2,334,643
Change in net unrealized appreciation (depreciation) of investment securities	(23,398)
Net realized and unrealized gain	2,311,245
Net increase in net assets resulting from operations applicable to common shares	$11,491,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$9,180,303	$20,171,625
Net realized gain (loss)	2,334,643	(1,589,980)
Change in net unrealized appreciation (depreciation)	(23,398)	(752,452)
Net increase in net assets resulting from operations applicable to common shares	11,491,548	17,829,193
Distributions to common shareholders from net investment income	(9,804,765)	(19,596,943)
Net increase in common shares of beneficial interest	151,817	288,688
Net increase (decrease) in net assets applicable to common shares	1,838,600	(1,479,062)

Net assets applicable to common shares:
Beginning of period	351,816,225	353,295,287
End of period (includes undistributed net investment income of $1,978,937 and $2,603,399, respectively)	$353,654,825	$351,816,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Opportunities Trust

Statement of Cash Flows

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$11,491,548

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(61,644,981)
Proceeds from sales of short-term investments, net	800,000
Proceeds from sales of investments	47,676,606
Amortization of premium	703,775
Accretion of discount	(1,342,422)
Increase in receivables and other assets	(132,554)
Decrease in accrued expenses and other payables	(16,829)
Net realized gain from investment securities	(2,334,643)
Net change in unrealized depreciation on investment securities	23,398
Net cash provided by (used in) operating activities	(4,776,102)

Cash provided by financing activities:
Dividends paid to common shareholders from net investment income	(8,062,856)
Decrease in payable for amount due custodian	(10,863)
Proceeds from TOB Trusts	13,175,000
Repayments of TOB Trusts	1,250,000
Net cash provided by financing activities	6,351,281
Net increase in cash and cash equivalents	1,575,179
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$1,575,179

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$151,817

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,274,038

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

20                         Invesco Municipal Income Opportunities Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker

21                         Invesco Municipal Income Opportunities Trust

dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

22                         Invesco Municipal Income Opportunities Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Trust engaged in securities purchases of $11,857,108 and securities sales of $15,057,080, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

23                         Invesco Municipal Income Opportunities Trust

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $77,983,286 and 2.30%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$3,761,358	$—	$3,761,358
Not subject to expiration	4,932,283	11,868,612	16,800,895
	$8,693,641	$11,868,612	$20,562,253

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2018 was $53,884,055 and $41,438,873, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$33,951,485
Aggregate unrealized (depreciation) of investments	(10,911,181)
Net unrealized appreciation of investments	$23,040,304

Cost of investments for tax purposes is $439,572,831.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	47,493,557	47,455,306
Shares issued through dividend reinvestment	20,300	38,251
Ending shares	47,513,857	47,493,557

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On November 1, 2017, the Trust issued 300 Series 2020 VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VMTP Shares on November 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

24                         Invesco Municipal Income Opportunities Trust

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2018, the dividend rate is equal to the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index) plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2018 were $30,000,000 and 2.36%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.0328	September 14, 2018	September 28, 2018
October 1, 2018	$0.0328	October 16, 2018	October 31, 2018

25                         Invesco Municipal Income Opportunities Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value per common share, beginning of period	$7.41		$7.44	$7.65	$7.58	$7.05	$7.56
Net investment income(a)	0.20		0.42	0.41	0.42	0.40	0.42
Net gains (losses) on securities (both realized and unrealized)	0.04		(0.04)	(0.22)	0.04	0.53	(0.51)
Total from investment operations	0.24		0.38	0.19	0.46	0.93	(0.09)
Less: Dividends paid to common shareholders from net investment income	(0.21)		(0.41)	(0.40)	(0.39)	(0.40)	(0.42)
Net asset value per common share, end of period	$7.44		$7.41	$7.44	$7.65	$7.58	$7.05
Market value per common share, end of period	$7.97		$7.53	$7.60	$7.43	$6.99	$6.52
Total return at net asset value(b)	3.21%		5.19%	2.51%	6.73%	13.96%	(0.53)%
Total return at market value(c)	8.81%		4.64%	7.82%	12.41%	13.63%	(4.21)%
Net assets applicable to common shares, end of period (000’s omitted)	$353,655		$351,816	$353,295	$362,645	$359,602	$334,426
Portfolio turnover rate (d)	9%		13%	14%	7%	11%	24%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.58	%(e)	1.20%	0.98%	0.86%	0.79%	0.72%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.85	%(e)	0.83%	0.76%	0.74%	0.69%	0.67%
Without fee waivers and/or expense reimbursements	1.58	%(e)	1.20%	0.98%	0.86%	0.84%	0.77%
Ratio of net investment income	5.15	%(e)	5.63%	5.33%	5.58%	5.51%	5.92%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$30,000		$30,000	N/A	N/A	N/A	N/A
Asset coverage per preferred share(f)	1,278,849		$1,272,271	N/A	N/A	N/A	N/A
Liquidating preference per preferred share	$100,000		$100,000	N/A	N/A	N/A	N/A

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $353,324.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A – Not	applicable

26                         Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunities Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that overweight exposure to and security selection in certain sectors and securities detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

27                         Invesco Municipal Income Opportunities Trust

shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

28                         Invesco Municipal Income Opportunities Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	43,610,663	2,130,025
	Jack M. Fields	43,814,996	1,925,692
	Martin L. Flanagan	43,899,848	1,840,840
	Robert C. Troccoli	43,669,926	2,070,762

29                         Invesco Municipal Income Opportunities Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Forms N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05597	MS-CE-MIOPP-SAR-1	10232018 1303

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.